Average Annual Total Returns - FidelityMid-CapStockK6Fund-PRO - FidelityMid-CapStockK6Fund-PRO - Fidelity Mid-Cap Stock K6 Fund	Jun. 29, 2024
Fidelity Mid-Cap Stock K6 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	11.56%
Since Inception	11.14%	[1]
SP004
Average Annual Return:
Past 1 year	16.44%
Since Inception	10.31%

[1]	A From June 13, 2019 .